Financial Instruments and Risk Management - Financial Instruments at Fair Value (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Hedge of net investment(3)(4)	CAD (584)	CAD (827)
Derivative financial liabilities	(652)	(851)
Trading inventories measured at fair value less costs to sell	237	399
Derivatives | Natural gas(1) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(13)	5
Derivatives | Natural gas(1) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	(3)	11
Trading inventories measured at fair value less costs to sell	5	45
Derivatives | Crude oil(2) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(57)	(30)
Derivatives | Crude oil(2) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	5	17
Trading inventories measured at fair value less costs to sell	354	232
Derivatives | Foreign currency forwards | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	1	0
Other financial assets | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	1	1
Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,200	5,100
Financial liabilities, at fair value	CAD 5,600	CAD 5,500